UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06674

Exact name of registrant as specified in charter:	The Greater China Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2009

Date of reporting period:	3/31/2009

Item 1.	Schedule of Investments

The Greater China Fund, Inc.

Schedule of Investments

March 31, 2009

(Unaudited)

Shares	Description	Value
	EQUITIES - 97.6%
	CHINA - 74.0%
	Commodities - 6.5%
2,064,000	Angang New Steel Co. Ltd. “H” (1)	$2,090,632
502,000	Anhui Conch Cement Co. Ltd. “H” (1)	2,769,097
3,555,000	China National Materials Co. Ltd. “H” (2)	1,866,948
6,302,000	Sinofert Holdings Ltd.	2,772,880
5,170,000	Zijin Mining Group Co. Ltd. “H” (1)	3,682,374

		13,181,931

	Consumption - 6.3%
1,256,000	China Resources Enterprise Ltd.	1,944,774
3,090,000	Denway Motors Ltd.	1,196,129
4,014,000	Dongfeng Motor Group Co. Ltd. “H”	2,076,921
46,000	New Oriental Education & Technology Group, Inc. (2)	2,311,500
1,766,038	Ports Design Ltd.	2,037,210
2,103,000	Sinotruk (Hong Kong) Ltd.	1,633,556
3,680,000	Xinyi Glass Holdings Co. Ltd.	1,633,445

		12,833,535

	Energy - 16.0%
4,118,000	China Oilfield Services Ltd. “H”	3,257,205
11,126,000	China Petroleum & Chemical Corp. “H”	7,120,640
2,140,000	China Shenhua Energy Co. Ltd. “H”	4,821,213
10,024,000	CNOOC Ltd.	9,933,461
2,910,000	CNPC Hong Kong Ltd.	1,231,587
7,602,000	PetroChina Co. Ltd. “H”	6,061,982

		32,426,088

	Financials - 26.8%
7,159,000	Bank of China Ltd. “H” (1)	2,374,017
20,668,000	China Construction Bank “H”	11,734,090
670,000	China Everbright Ltd.	1,040,877
4,107,000	China Life Insurance Co. Ltd. “H” (1)	13,619,342
1,176,000	China Merchants Bank Co. Ltd. “H”	2,054,586
674,000	China Resources Land Ltd.	1,043,613
28,887,000	Industrial & Commercial Bank of China Ltd. “H”	15,021,243
1,000,000	PICC Property & Casualty Co. Ltd. “H” (2)	545,806
1,171,000	Ping An Insurance (Group) Co. of China Ltd. “H”	6,988,226

		54,421,800

	Machinery & Engineering - 2.0%
2,930,000	China Communications Construction Co. Ltd. “H” (1)	3,213,548
2,642,000	Shanghai Electric Group Co. Ltd. “H”	760,214

		3,973,762

	Real Estate - 3.8%
4,124,441	China Overseas Land & Investment Ltd. (1)	6,471,381
1,736,500	Sino-Ocean Land Holdings Ltd.	1,142,729

		7,614,110

	Technology - 0.5%
4,570,000	Lenovo Group Ltd.	1,049,626

	Telecommunication - 10.0%
1,882,000	China Mobile (Hong Kong) Ltd.	16,391,613
9,334,000	China Telecom Corp. Ltd. “H”	3,854,039

		20,245,652

	Transportation - 0.4%
681,500	China COSCO Holdings Co. Ltd. “H”	444,074
458,000	China Shipping Development Co. Ltd. “H” (1)	433,770

		877,844

	Utilities - 1.7%
606,000	China Resources Power Holdings Co. Ltd.	1,269,863
3,054,000	Datang International Power Generation Co. Ltd. “H”	1,343,760
1,356,000	Huaneng Power International, Inc. “H”	899,334

		3,512,957

	Total China	150,137,305

The Greater China Fund, Inc.

Schedule of Investments

March 31, 2009

(Unaudited)

Shares	Description	Value
	HONG KONG - 20.2%
	Financials - 6.6%
259,600	Hang Seng Bank Ltd.	$2,614,423
228,500	Hong Kong Exchanges & Clearing Ltd. (1)	2,158,219
1,976,000	Industrial & Commercial Bank of China (Asia) Ltd.	2,100,934
1,087,000	New World Development Co. Ltd.	1,084,195
603,000	Sun Hung Kai Properties Ltd.	5,399,768

		13,357,539

	Machinery & Engineering - 0.8%
393,000	Cheung Kong Infrastructure Holdings Ltd.	1,572,000

	Miscellaneous - 1.6%
670,000	Hutchison Whampoa Ltd.	3,285,161

	Real Estate - 3.8%
785,000	Cheung Kong Holdings Ltd.	6,761,129
386,000	Wharf Holdings Ltd.	958,276

		7,719,405

	Telecommunication - 1.7%
470,200	Tencent Holdings Ltd.	3,482,514

	Transportation - 1.5%
1,243,000	MTR Corp. Ltd.	2,989,615

	Utilities - 4.2%
653,000	CLP Holdings Ltd.	4,486,742
676,500	Hong Kong Electric Holdings Ltd.	4,015,355

		8,502,097

	Total Hong Kong	40,908,331

	SINGAPORE - 1.2%
	Financials - 1.2%
3,359,000	Yanlord Land Group Ltd.	2,474,727

	TAIWAN - 2.2%
	Commodities - 0.7%
20,600	Far Eastern Textile Ltd.	16,037
729,000	Taiwan Fertilizer Co. Ltd.	1,494,029

		1,510,066

	Technology - 1.5%
1,256,000	Acer, Inc.	1,888,889
530,000	Hon Hai Precision Industry Co. Ltd.	1,198,720

		3,087,609

	Total Taiwan	4,597,675

	Total Equities (cost $239,246,325)	198,118,038

The Greater China Fund, Inc.

Schedule of Investments

March 31, 2009

(Unaudited)

Shares	Description	Value
	SHORT-TERM INVESTMENT - 1.1%
	Money Market Fund (3) - 1.1%
2,149,254	Morgan Stanley USD Liquid Cash Reserve, 0.01% (cost $2,149,254)	$2,149,254

	INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED - 10.5%
	Money Market Fund (3) - 10.5%
21,268,613	State Street Navigator Securities Lending Prime, 0.98% (cost $21,268,613)	21,268,613

	Total Investments (cost $262,664,192) - 109.2%	221,535,905
	Liabilities, in excess of cash and other assets - (9.2%)	(18,689,483)

	Net Assets - 100.0%	$202,846,422

(1)	All or a portion of the security is on loan. The aggregate market value of such securities is $20,021,211; cash collateral of $21,268,613 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(2)	Non-income producing security.
(3)	Rates shown reflect yield at March 31, 2009.

Aggregate cost for federal income tax purposes was $270,450,368 and net unrealized depreciation consisted of:

Gross unrealized appreciation	$5,478,741
Gross unrealized depreciation	(54,393,204)

Net unrealized depreciation	$(48,914,463)

The difference between book and tax basis was attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$221,535,905
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$221,535,905

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/08	$2,012,851
Realized gain (loss)	(1,726,651)
Change in unrealized appreciation (depreciation)	1,982,769
Net purchases (sales)	(2,268,969)
Transfers in and/or out of Level 3	—

Balance as of 3/31/09	$—

Industry Diversification

As of March 31, 2009

(Unaudited)

Percentage of Net Assets
EQUITIES

Commodities	7.2%
Consumption	6.3
Energy	16.0
Financials	34.6
Machinery & Engineering	2.8
Miscellaneous	1.6
Real Estate	7.6
Technology	2.0
Telecommunication	11.7
Transportation	1.9
Utilities	5.9

TOTAL EQUITIES	97.6%
Short-Term Investment	1.1
Investment of Cash Collateral from Securities Loaned	10.5

TOTAL INVESTMENTS	109.2%
Liabilities, in excess of cash and other assets	(9.2)

NET ASSETS	100.0%

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities which are listed on U.S. and foreign stock exchanges normally are valued at last sale price on the day the securities are valued or, lacking any sales on such day, at last available bid price. Securities may be fair valued based on significant events that have occured subsequent to the close of the foreign markets and may use a systematic fair valuation model provided by an independent third party to value securities in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at “fair value”, that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Baring Asset Management (Asia) Limited, the investment manager of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of directors (the “Board”). All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation. Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Greater China Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Corris
Brian Corris
President and Principal Executive Officer

Date May 21, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 21, 2009

*	Print the name and title of each signing officer under his or her signature.